United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here id Amendment[ ]; Amendment Number: _______
 This amendment (Check only one.):	[ ] is a restatement.
	[ ] adds new holdings entries.

Institutional Investment Manger Filing this Report:

Name:	Academy Capital Management
Address: 	500 N. Valley Mills Suite 200
	Waco, TX 76710

Form 13F File Number:	28-05974

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager?

Name:	Terry Joel Adam JR.
Title:	President
Phone:	254-751-0555

Signature, Place, and Date of Signing:

Electronically filed in Waco, TX on

Report Type (Check only once.):

[X]13F HOLDINGS REPORT, (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ]13F COMBINATION REPROT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

28-5974 None

FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:	0

Form 13F Information Table Entry Total:	29

Form 13F Information Table Value Total:	$139,122,000.00

List of Other Included Managers:


Provide a number list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

[If there are no entries in this list, state ?NONE? and omit the column headings and list entries.]

	No.	Form 13F File Number	Name

	____	28-________________	None

	[Repeat as necessary.]

FORM 13F INFORMATION TABLE

                     TITLE OF            VALUE    SHRS OR  SH /PUT/  INVESTMENT   OTHER    VOTING AUTHORITY
   NAME OF INSURER     CLASS  CUSSIP     (X$100)   PRN AMT  PRNCALL  DISCRETION  MANAGERS    SOLE   SHARED   NONE
Abbott Laboratories    com   002824100       2,102   42,765 SH          sole                 42,765       0       0
Allstate Corp          com   020002101       7,372  131,273 SH          sole                131,273       0       0
Altria Group Inc       com   02209s103         204    3,150 SH          sole                  3,150       0       0
American Int'l Group   com   026874107       6,703  131,829 SH          sole                131,829       0       0
Anheuser-Busch Cos In  com   035229103       7,332  156,453 SH          sole                156,453       0       0
Berkshire Hathaway     com   084670207       2,104      752 SH          sole                    752       0       0
Biomet Inc             com   090613100         206    5,350 SH          sole                  5,350       0       0
BP Amoco PLC           com   055622104         264    4,338 SH          sole                  4,338       0       0
Bristol Myers Squibb   com   110122108       5,839  224,590 SH          sole                224,590       0       0
Career Education Corp  com   141665109       7,770  247,150 SH          sole                247,150       0       0
Coca-Cola Co.          com   191216100       6,208  142,921 SH          sole                142,921       0       0
Corinthian Colleges I  com   218868107      12,067  849,200 SH          sole                849,200       0       0
Devry Inc              com   251893103       5,057  221,800 SH          sole                221,800       0       0
Exxon Mobil Corp       com   30231g102       1,837   32,221 SH          sole                 32,221       0       0
Forest Laboratories I  com   345838106       3,705  103,855 SH          sole                103,855       0       0
General Electric Co.   com   369604103         821   22,690 SH          sole                 22,690       0       0
Home Depot Inc         com   437076102       4,646  131,365 SH          sole                131,365       0       0
Ionatron Inc           com   462070103         143   20,000 SH          sole                 20,000       0       0
ITT Educational Svcs   com   45068b109       4,837  105,200 SH          sole                105,200       0       0
Johnson & Johnson      com   478160104       8,541  124,462 SH          sole                124,462       0       0
Marsh & McLennan Co.   com   571748102       6,645  237,070 SH          sole                237,070       0       0
Merck & Company        com   589331107      12,183  359,404 SH          sole                359,404       0       0
Mercury General Corp   com   589400100       2,348   44,430 SH          sole                 44,430       0       0
Microsoft Corp         com   594918104         346   13,697 SH          sole                 13,697       0       0
National Auto Credit   com   632900106         146  209,100 SH          sole                209,100       0       0
Pepsico Inc            com   713448108         379    6,819 SH          sole                  6,819       0       0
Pfizer, Inc.           com   717081103       8,519  313,556 SH          sole                313,556       0       0
Proassurance Corp      com   74267c106       4,037  107,641 SH          sole                107,641       0       0
Schering Plough Corp   com   806605101       3,684  176,532 SH          sole                176,532       0       0
Time Warner Inc        com   887317105       6,428  382,439 SH          sole                382,439       0       0
Wal-Mart Stores        com   931142103       3,682   78,117 SH          sole                 78,117       0       0
Wyeth                  com   983024100       2,649   58,962 SH          sole                 58,962       0       0